Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 — INCOME TAXES

The Company’s taxable income primarily consists of interest earned on investment held in Trust Account.

The income tax provision (benefit) consists of the following:

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Current
Federal	$324,395	$613,217
State	—	—
Deferred
Federal	(37,152)	2,975
State	—	—
Income tax provision	$287,243	$616,192

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
U.S. statutory rate	21.0%	21.0%
Change in valuation allowance	51.4%	6.8%
Effective tax rate	72.4%	$27.8%

The Company’s net deferred tax assets (liabilities) were as follows as of:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Start-up/organization costs	$575,740	$371,785
Deferred tax liability:
Accrued dividend income	(13,892)	(51,045)
Total deferred tax assets	561,848	320,740
Valuation allowance	(575,740)	(371,785)
Deferred tax liability, net	$(13,892)	$(51,045)

As of March 31, 2025 and 2024, the Company had $2,741,621 and $1,770,404 of U.S. federal and state gross deferred tax assets on start-up/organization costs carryovers available to offset future taxable income over the period of 180 months upon the consummation of the Business Combination. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance of $575,740 and $371,785 as of March 31, 2025 and 2024, respectively. The valuation allowance increased by $203,955 from March 31, 2024 to March 31, 2025.

As of March 31, 2025 and 2024, the Company prepaid income taxes of $287,911 and $0, respectively. The Company withdrew the prepaid income taxes balance from the Trust Account as the Company was required to pay estimated federal income taxes payments for the year ending March 31, 2025 based on the actual year ending March 31, 2024 federal income taxes payments. The Company is expected to refund the prepaid income taxes balance when it will file the federal income tax return in July 2025.